SUMMARY PROSPECTUS February 3, 2011

Sanford C. Bernstein Fund, Inc.

International Portfolio

Ticker: International Class–SIMTX

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s Prospectus and Statement of Additional Information, both dated January 31, 2011 and as may be amended or further supplemented, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Portfolio’s Prospectus and other information about the Portfolio, go to http://www.alliancebernstein.com/links/pcmf, email a request to prorequest@alliancebernstein.com, or call (collect) (212) 486-5800.

INVESTMENT OBJECTIVE:

The Portfolio’s investment objective is to provide long-term capital growth through investments in equity securities of established foreign companies comprising the Morgan Stanley Capital International (“MSCI”) EAFE Index, plus Canada.

FEES AND EXPENSES OF THE PORTFOLIO:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

International Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None
Redemption Fee (as a percentage of amount redeemed)	None
Exchange Fee	None
Maximum Account Fee	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

International Class
Management Fees	0.88%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing	0.25%
Other Expenses	0.04%

Total Other Expenses	0.29%

Total Portfolio Operating Expenses	1.17%

PRO-0119-BNTIL-0211

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

International Class
After 1 Year	$119
After 3 Years	$372
After 5 Years	$644
After 10 Years	$1,420

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 84% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio invests primarily in equity securities of issuers in countries that make up the MSCI EAFE Index (Europe, Australasia and the Far East) and Canada. AllianceBernstein L.P., the Portfolio’s investment manager (the “Manager”), diversifies the Portfolio among many foreign countries, but not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index. Under normal circumstances, the Manager will invest in companies in at least three countries (and normally substantially more) other than the United States. The Manager also diversifies the Portfolio’s investment portfolio between growth and value equity investment styles. The Manager selects international growth and international value equity securities based on its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Manager draws on the capabilities of separate investment teams. The Portfolio is managed without regard to tax considerations.

The Portfolio’s international growth stocks are selected using the Manager’s international growth investment discipline. The international growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions and superior earnings-growth prospects.

The Portfolio’s international value stocks are selected using the fundamental international value investment discipline of the Manager’s Bernstein unit (“Bernstein”). In selecting stocks for the Portfolio, Bernstein’s international value investment team looks for stocks that are attractively priced relative to their future earnings power and dividend-paying capability.

Normally, approximately 50% of the value of the Portfolio will consist of international value stocks and 50% will consist of international growth stocks. The Manager will rebalance the Portfolio as necessary to maintain this targeted allocation. Depending on market conditions, however, the actual weightings of securities from each investment discipline in the Portfolio may vary within a range. In extraordinary circumstances, when research determines conditions favoring one investment style are compelling, the range may be 40%-60% before rebalancing occurs. Prior to September 2, 2003, 100% of the value of the Portfolio consisted of international value stocks.

The Portfolio may invest in companies of any size. The Portfolio will invest primarily in common stocks but may also invest in preferred stocks, warrants and convertible securities of foreign issuers, including sponsored or unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies. An appropriate hedge of currency exposure resulting from the Portfolio’s securities positions may not be available or cost effective, or the Manager may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Portfolio. The Portfolio will generally invest in foreign-currency futures contracts or foreign-currency forward contracts with terms of up to one year. The Portfolio will also purchase foreign currency for immediate settlement in order to purchase foreign securities. In addition, the Portfolio will generally invest a portion of its uncommitted cash balances in futures contracts to expose that portion of the Portfolio to the equity markets. The Portfolio may also make investments in less developed or emerging equity markets.

The Portfolio is managed without regard to potential tax consequences to the shareholder.

PRINCIPAL RISKS:

•	The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

•

Foreign (Non-U.S.) Securities Risk: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio’s assets.

•

Market Risk: The Portfolio is subject to market risk, which is the risk that stock prices in general may decline over short or extended periods. Equity and debt markets around the world have experienced unprecedented volatility, and these market conditions may continue or get worse. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

•

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies have limited product lines, markets or financial resources.

•

Allocation Risk: This is the risk that, by combining the growth and value styles, returns may be lower over any given time period than if the Portfolio had owned only the equity style that performed better during that period.

•

Foreign Currency Risk: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce the returns of the Portfolio. For example, the value of the Portfolio’s investments in foreign stocks and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

•

Emerging Markets Securities Risk: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries, because the markets are less developed and less liquid and there is an even greater amount of economic, political and social uncertainty.

•

Derivatives Risk: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make a Portfolio more volatile and can compound other risks. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. The regulation may make derivatives more costly, may limit their availability, or may otherwise adversely affect their value or performance.

•

Management Risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information for the Portfolio at www.bernstein.com (click on “Investments,” then “Stocks,” then “Mutual Fund Performance at a Glance”).

The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Bar Chart

The annual returns in the bar chart are for the Portfolio’s International Class shares.

During the period shown in the bar chart, the Portfolio’s:

Best Quarter was up 24.94%, 2nd quarter, 2003; and Worst Quarter was down -24.89%, 3rd quarter, 2008.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2010)

		1 Year	5 Years	10 Years
International Class	Return Before Taxes	5.04%	-1.71%	3.26%

	Return After Taxes on Distributions	5.00%	-2.57%	2.65%

	Return After Taxes on Distributions and Sale of Portfolio Shares	3.85%	-1.13%	2.93%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)		7.75%	2.46%	3.50%

After-tax returns are an estimate, which is based on the highest historical individual federal marginal income-tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown, and are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT MANAGER:

AllianceBernstein L.P. is the investment manager for the Portfolio.

PORTFOLIO MANAGERS:

The following table lists the persons responsible for day-to-day management of the Portfolio:

Employee	Length of Service	Title
Dokyoung Lee	Since 2008	Senior Vice President of the Manager

Joshua B. Lisser	Since inception	Senior Vice President of the Manager

Seth J. Masters	Since inception	Senior Vice President of the Manager

Patrick J. Rudden	Since 2009	Senior Vice President of the Manager

Karen Sesin	Since 2011	Senior Vice President of the Manager

PURCHASE AND SALE OF PORTFOLIO SHARES:

The minimum initial investment in the Portfolio is $25,000. There is no minimum amount for subsequent investments in the same Portfolio. You may sell (redeem) your shares each day the New York Stock Exchange is open. You may sell your shares by sending a request to Sanford C. Bernstein & Co., LLC (“Bernstein LLC”).

TAX INFORMATION:

The Portfolio intends to distribute dividends and/or distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may provide a financial incentive for the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PRO-0119-BNTIL-0211

S-4